Income taxes	12 Months Ended
Mar. 31, 2022
Disclosure Of Income Tax [Abstract]
Income taxes	Income taxes
Income tax expense (recovery) includes the following components:

	2022	2021
	$	$

Current
United States	1,225	33
Europe	(138)	140
Other	16	(7)
	1,103	166
Deferred
Canada	(11)	(55)
United States	(22,038)	(61)
Europe	(1,229)	(3,883)
New Zealand	(4,746)	—
Other	—	(1,959)
	(28,024)	(5,958)

Total income tax recovery	(26,921)	(5,792)
The income tax expense (recovery) reported, which includes foreign taxes, differs from the amount of the income tax expense (recovery) computed by applying Canadian statutory rates as follows:

	2022	2021
	$	$

Loss before income taxes	(315,354)	(130,070)
Statutory tax rate	26.5%	26.5%
Income tax recovery at the statutory tax rate	(83,589)	(34,486)
Impact of rate differential of foreign jurisdiction	7,078	1,570
Non-deductible share-based compensation and related costs	20,208	9,257
Acquisition-related compensation and transaction costs	1,480	5,080
Other non-deductible expenses (credits) and non-taxable amounts	(496)	590
Changes in unrecognized benefits of deferred tax assets	27,972	11,403
Impact of foreign exchange and other	426	794

Total income tax recovery	(26,921)	(5,792)
Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2022	2021

Deferred tax assets	$	$
Property and equipment	2,402	2,115
Non-capital losses carried forward	78,292	41,308
Lease liabilities	6,354	6,073
Deferred revenue	1,217	1,011
Interest expenses carried forward	5,852	5,188
Others	6,338	2,288
Total deferred tax assets	100,455	57,983

Deferred tax liabilities
Property and equipment	(299)	(54)
Intangible assets	(97,647)	(50,476)
Lease right-of-use assets	(5,140)	(5,000)
Other	(4,048)	(3,639)
Total deferred tax liabilities	(107,134)	(59,169)

Net deferred tax liabilities	(6,679)	(1,186)

As presented on the consolidated balance sheets:
Deferred tax assets	154	170
Deferred tax liabilities	(6,833)	(1,356)

Net deferred tax liabilities	(6,679)	(1,186)
2022

	Balance as at March 31, 2021	Charged (credited) to consolidated statement of loss	Business acquisitions and other	Balance as at March 31, 2022
	$	$	$	$

Deferred tax assets (liabilities) continuity
Property and equipment	2,061	75	(33)	2,103
Intangible assets	(50,476)	22,042	(69,213)	(97,647)
Lease liabilities	6,073	5	276	6,354
Lease right-of-use assets	(5,000)	86	(226)	(5,140)
Non-capital losses carried forward	41,308	3,439	33,545	78,292
Deferred revenue	1,011	206	—	1,217
Interest expenses carried forward	5,188	664	—	5,852
Other	(1,351)	1,507	2,134	2,290

Net deferred tax liabilities	(1,186)	28,024	(33,517)	(6,679)
2021

	Balance as at March 31, 2020	Charged (credited) to consolidated statement of loss	Business acquisitions and other	Balance as at March 31, 2021
	$	$	$	$

Deferred tax assets (liabilities) continuity
Property and equipment	1,696	321	44	2,061
Intangible assets	(15,403)	7,191	(42,264)	(50,476)
Lease liabilities	3,557	2,516	—	6,073
Lease right-of-use assets	(3,226)	(1,774)	—	(5,000)
Non-capital losses carried forward	8,159	(1,290)	34,439	41,308
Deferred revenue	—	—	1,011	1,011
Interest expenses carried forward	—	2,649	2,539	5,188
Other	(1,252)	(3,655)	3,556	(1,351)

Net deferred tax liabilities	(6,469)	5,958	(675)	(1,186)
The Company has accumulated other deductible temporary differences of $60,237 (2021 – $46,412) for Canadian tax purposes for which no deferred tax asset is recognized.
The Company has accumulated research and development expenditures of $15,456 (2021 – $13,508) for Canadian federal income tax purposes. These expenditures are available to reduce future taxable income and have an unlimited carryforward period.

	2022	2021	Calendar year in which the losses begin to expire
	$	$

Non-capital loss carryforwards
Canada	151,096	73,737	2034
Belgium	41,928	40,383	No expiry
Netherlands	38,213	31,105	2024
United States	366,680	236,149	2035
Germany	21,289	21,219	No expiry
Switzerland	36,139	13,042	2023
New Zealand	57,366	—	No expiry
United Kingdom	9	—	No expiry
Australia	8,569	5,367	No expiry

Total non-capital loss carryforwards	721,289	421,002
As at March 31, 2022, the Company and its subsidiaries have non-capital losses of $394,067 (2021 - $253,813) available to reduce future taxable income for which the benefits have not been recognized. From this amount, $226,403 (2021 - $185,666) expires from calendar year 2023 to 2041, while $167,664 (2021 - $68,147) has no expiry date.
We have identified additional financing costs related to Fiscal 2021 that are deductible for tax purposes and were not previously disclosed. As a result, we have revised amounts previously disclosed in the income tax note for accumulated deductible temporary differences for Canadian tax purposes from $13,272 to $46,412, and Canadian non-capital loss carryforwards from $65,452 to $73,737.
In addition, we have identified additional share-based payments related to Fiscal 2021 that are deductible for tax purposes and were not previously disclosed. As a result, we have revised amounts previously disclosed in the income tax note for United States non-capital loss carryforwards from $209,422 to $236,149.
The cumulative impact of the additional financing costs and deductible share-based payments impacted the non-capital losses available to reduce future taxable income for which the benefits have not been recognized from $218,801 to $253,813. In addition, we have updated the amount of non-capital losses with an expiration period from $177,381 to $185,666 and the amount of non-capital losses without expiration from $41,420 to $68,147.
Government assistance
The Company incurred research and development expenditures and e-business development expenses which are eligible for tax credits. The tax credits recorded are based on management’s estimate of amounts expected to be recovered and are subject to audit by the taxation authorities and, accordingly, these amounts may vary. For the fiscal year ended March 31, 2022, the Company recorded a Canadian provision for refundable tax credits of $3,933 (2021 – $3,146). This amount has been recorded as a reduction of research and development and e‑business development expenditures for the year.
As at March 31, 2022, the Company has available Canadian federal non-refundable investment tax credits of $2,548 (2021 – $2,230) related to research and development expenditures which may be used to reduce Canadian federal and provincial income taxes payable in future years. These non-refundable investment tax credits begin to expire in calendar year 2033. The Company also has a non-refundable e-business tax credit of $3,772 (2021 – $2,857) expiring on various dates starting in calendar year 2035.
The benefits of these non-refundable investment tax credits have not been recognized.